Property and Equipment (Details) - Schedule of property and equipment - USD ($)		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Property, Plant and Equipment [Line Items]
Total		$ 17,118,955	$ 25,288,884
Less: Accumulated depreciation		(10,265,513)	(16,888,971)
Impairment	[1]	(1,752,178)	(2,477,734)
Property and equipment, net		5,100,264	5,922,179
Building [Member]
Property, Plant and Equipment [Line Items]
Total		6,072,388	6,578,445
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total		3,134,716	10,140,662
Farmland Development Cost [Member]
Property, Plant and Equipment [Line Items]
Total		1,741,422	1,886,548
Office Equipment and Furniture [Member]
Property, Plant and Equipment [Line Items]
Total		5,811,887	6,293,034
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total		$ 358,542	$ 390,195

[1]	The variance of impairment from March 31, 2022 to March 31, 2023 is solely caused by exchange rate variance.